Equity - Valuation adjustments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Equity [abstract]
Actuarial gains and losses	$ (2,998)	$ (7,509)
Hedging instruments and other	(13,801)	(4,378)
Valuation adjustments	$ (16,799)	$ (11,887)